INCOME TAX - Schedule of reconciliation of statutory income tax rate with effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of tax charge
Profit, (loss) on ordinary activities before taxation	$ 14,987	$ 23,078	$ 44,094
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(3,866)	(5,770)	(11,023)
Effects of:
Tax rate in other jurisdictions	554	307	266
Non-taxable income (expense)	2,142	(2,853)	293
Adjustments of prior periods	15	655	2,122
Change in statutory applicable tax rate	(1)	555	2,844
Other	(157)	24	(850)
Income tax expense	$ (1,313)	$ (7,082)	$ (6,348)